BUSINESS COMBINATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2015	Mar. 31, 2016
Goodwill arising on acquisition:
Cash consideration paid	$ 50
Add: Non-controlling interests	25
Add: Interest in equity investee previously held	25
Less: Identifiable net assets acquired	(23)
Goodwill arising on acquisition	77		$ 77
Net cash outflow arising on acquisition is determined as follows:
Cash consideration paid	(75)
Bank balance and cash acquired	$ 56
Payments to Acquire Interest in Subsidiaries and Affiliates		$ (19)